Condensed Consolidated Statements Of Changes In Stockholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class A [Member] Common Stock [Member]	Common Class F [Member] Common Stock [Member]
Beginning balance at Dec. 31, 2020	$ 21,671	$ 24,000	$ (3,329)	$ 0	$ 1,000
Beginning balance (in shares) at Dec. 31, 2020				0	10,000,000
Increase in redemption value of Class A common stock subject to possible redemption	(45,885,780)	(24,000)	(45,861,780)
Net income (loss)	17,922,732	0	17,922,732
Ending balance at Dec. 31, 2021	(27,941,377)	0	(27,942,377)	$ 0	$ 1,000
Ending balance (in shares) at Dec. 31, 2021				0	10,000,000
Net income (loss)	6,449,070		6,449,070
Ending balance at Mar. 31, 2022	(21,492,307)	0	(21,493,307)	$ 0	$ 1,000
Ending balance (in shares) at Mar. 31, 2022				0	10,000,000
Beginning balance at Dec. 31, 2021	(27,941,377)	0	(27,942,377)	$ 0	$ 1,000
Beginning balance (in shares) at Dec. 31, 2021				0	10,000,000
Increase in redemption value of Class A common stock subject to possible redemption	(4,101,927)		(4,101,927)
Net income (loss)	10,441,388	0	10,441,388
Ending balance at Dec. 31, 2022	(21,601,916)	0	(21,602,916)	$ 0	$ 1,000
Ending balance (in shares) at Dec. 31, 2022				0	10,000,000
Increase in redemption value of Class A common stock subject to possible redemption	(1,874,987)	$ (500)	(1,874,487)
Forfeiture of Class F shares ( in shares)					$ (5,000,000)
Forfeiture of Class F shares		500			(500)
Net income (loss)	(1,103,508)		(1,103,508)
Ending balance at Mar. 31, 2023	$ (24,580,411)	$ 0	$ (24,580,911)	$ 0	$ 500
Ending balance (in shares) at Mar. 31, 2023				0	5,000,000